Financial Information By Industry Segment And Geographic Area (Information By Geographic Area, Net Sales) (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Net sales		$ 5,381	$ 5,266	$ 5,322	$ 5,110	$ 5,443	$ 5,691	$ 5,714	$ 5,517	$ 21,079	[1]	$ 22,365	[1]	$ 23,617	[1]
Operating Segments [Member] | United States (e)
Segment Reporting Information [Line Items]
Net sales	[1],[2]									15,918		16,554		16,645
Operating Segments [Member] | EMEA
Segment Reporting Information [Line Items]
Net sales	[1]									2,862		2,770		3,273
Operating Segments [Member] | Pacific Rim and Asia
Segment Reporting Information [Line Items]
Net sales	[1]									718		1,501		1,951
Operating Segments [Member] | Americas, other than U.S.
Segment Reporting Information [Line Items]
Net sales	[1]									$ 1,581		$ 1,540		$ 1,748

[1]	Net sales are attributed to countries based on the location of the seller.
[2]	Export sales to unaffiliated customers were $2.0 billion in 2016, $2.0 billion in 2015 and $2.3 billion in 2014.